Neuberger Berman Alternative and Multi-Asset Class Funds®
Neuberger Berman Absolute Return Multi-Manager Fund
Class A, Class C, Institutional Class and Class R6
Supplement to the Summary Prospectuses and Prospectuses dated February 28, 2015, as amended July 6, 2015 and as supplemented October 8, 2015

Neuberger Berman Advisers Management Trust®

Absolute Return Multi-Manager Portfolio
Class S
Supplement to the Summary Prospectus and Prospectus dated May 1, 2015, as supplemented August 10, 2015 and November 13, 2015

This supplement describes important changes affecting Neuberger Berman Absolute Return Multi-Manager Fund, a series of Neuberger Berman Alternative Funds, and Absolute Return Multi-Manager Portfolio, a series of Neuberger Berman Advisers Management Trust (collectively, the “Funds”).  These changes were proposed by Neuberger Berman Management LLC (“NB Management”) and NB Alternative Investment Management LLC (“NBAIM”) and approved by the Funds’ Boards of Trustees (the “Board”) as being in the best interests of the Funds’ shareholders.  If you have any questions regarding these changes, please contact NB Management at 877-628-2583.

New Subadviser

As disclosed in the Funds’ Prospectuses, NB Management and the Funds have obtained an exemptive order from the Securities and Exchange Commission that permits NB Management and NBAIM to engage additional unaffiliated subadvisers and to enter into a subadvisory agreement with an unaffiliated subadviser, upon the approval of the Board, without obtaining shareholder approval. Effective November 30, 2015, NB Management has engaged Portland Hill Capital LLP (“Portland Hill”) as a new subadviser for the Funds.  Portland Hill will employ a global event driven and long/short strategy that is focused on equity securities of European companies.

As a result of these changes, each of the Funds’ Summary Prospectuses and Prospectuses listed above are revised as follows:

The following is added before the last sentence in the paragraph entitled “Equity Long/Short” in the “Principal Investment Strategies” section of the Summary Prospectuses and Prospectuses:

“In addition, the long/short portion of one subadviser’s strategy invests globally with a focus on equity securities of European companies.”

The following is added to the end of the paragraph entitled “Event Driven” in the “Principal Investment Strategies” section of the Summary Prospectuses and Prospectuses:

“In addition, the event driven portion of one subadviser’s strategy invests globally with a focus on securities of European companies.”

The following is added to the table in the “Sub-Advisers” section of the Summary Prospectuses and Prospectuses:
Portland Hill Capital LLP	European Event Driven and Equity Long/Short

The following is added as a paragraph of the “Subadvisers” section of the Prospectuses:

Portland Hill Capital LLP (“Portland Hill”), located at 21 Knightsbridge, London, SW1X7LY, United Kingdom, manages the assets allocated to the European event driven and equity long/short strategy. Portland Hill, which was formed in 2011, managed approximately $182 million in total assets as of June 30, 2015.

The date of this supplement is November 24, 2015.

Please retain this supplement for future reference.

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700
Institutional Services: 800.366.6264
Web site: www.nb.com

Neuberger Berman Alternative and Multi-Asset Class Funds®

Neuberger Berman Long Short Multi-Manager Fund
Class A, Class C and Institutional Class
Supplement to the Summary Prospectus and Prospectus dated February 28, 2015, as amended July 6, 2015

This supplement describes important changes affecting Neuberger Berman Long Short Multi-Manager Fund, a series of Neuberger Berman Alternative Funds (the “Fund”).  These changes were proposed by Neuberger Berman Management LLC (“NB Management”) and NB Alternative Investment Management LLC (“NBAIM”) and approved by the Fund’s Boards of Trustees (the “Board”) as being in the best interests of the Fund’s shareholders.  If you have any questions regarding these changes, please contact NB Management at 877-628-2583.

New Subadviser

As disclosed in the Fund’s Prospectus, NB Management and the Fund have obtained an exemptive order from the Securities and Exchange Commission that permits NB Management and NBAIM to engage additional unaffiliated subadvisers and to enter into a subadvisory agreement with an unaffiliated subadviser, upon the approval of the Board, without obtaining shareholder approval. Effective November 30, 2015, NB Management has engaged Portland Hill Capital LLP (“Portland Hill”) as a new subadviser for the Fund.  Portland Hill will employ a global event driven and long/short strategy that is focused on equity securities of European companies.

As a result of these changes, the Fund’s Summary Prospectus and Statutory Prospectus are revised as follows:

The following is added before the last sentence in the third paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus:

“In addition, the long/short portion of one subadviser’s strategy invests globally with a focus on equity securities of European companies.”

The fifth paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Additionally, certain subadvisers will also employ a long short strategy focused on event driven investing. Event driven is a broad category of investment strategies based on announced or anticipated events or a series of events and on investing in the securities of companies that could be affected by the occurrence of such events.  The event driven portion of one subadviser’s strategy invests globally with a focus on equity securities of European companies.  The types of Event Driven Strategies that the Fund will utilize are:

- Merger (Risk) Arbitrage: This strategy consists primarily of making investments that the subadviser expects will benefit from the successful completion of a merger or acquisition. The subadviser typically buys the stock of a target company after a merger is announced at a price slightly below the takeover price offered. A profit is made if and when the merger is completed at the offered price or higher. In addition, in stock swap mergers, the subadviser may sell or take a short position in the stock of the acquiring company either to reduce risk or on the theory that if and when the merger is completed, any difference between the price of the target company’s stock and the value of the acquiring company’s stock being exchanged for the target company’s stock will be eliminated. If the subadviser believes an announced or widely anticipated merger is unlikely to be completed, it may take the opposite positions. The subadviser may invest not only in announced transactions but also in anticipation of transactions. It is currently anticipated that the subadviser will invest in both announced transactions and in anticipation of transactions.

- Global Equity Restructurings Long/Short: This strategy involves examining companies for the prospect of a variety of potential restructurings. The subadviser primarily takes either a long or a short position in equity securities of companies that are undergoing or have recently completed a restructuring. Typical restructurings may include: selling significant assets or portions of a business, entering new businesses, changes in management, significant changes in corporate policy and/or cost structure, such as altering compensation schemes, emergence from bankruptcy, companies undergoing significant changes due to regulatory changes and other corporate reorganizations, including mergers and acquisitions. Restructurings also may include: holding company arbitrage (i.e., attempting to take advantage of apparent disparities between the prices of a holding company’s stock and the prices of any listed companies it may hold), spin-offs, stub trades, recapitalizations and share buybacks. The subadviser may not focus on all types of restructurings and may focus only on certain types of restructurings.

The following is added to the table in the “Sub-Advisers” section of the Summary Prospectus and Prospectus:
Portland Hill Capital LLP	European Event Driven and Equity Long/Short

The following is added as a paragraph of the “Subadvisers” section of the Prospectus:

Portland Hill Capital LLP (“Portland Hill”), located at 21 Knightsbridge, London, SW1X7LY, United Kingdom, manages the assets allocated to the European event driven and equity long/short strategy. Portland Hill, which was formed in 2011, managed approximately $182 million in total assets as of June 30, 2015.

The date of this supplement is November 24, 2015.

Please retain this supplement for future reference.

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700
Institutional Services: 800.366.6264
Web site: www.nb.com